Certain Relationships And Related Party Transactions (Narrative) (Detail) - USD ($)		12 Months Ended
	Jan. 07, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 09, 2010
Related Party Transaction [Line Items]
Management agreement maturity date		2018
Management fee, rate per year		$ 15,000,000
Management fees and reimbursable expenses		15,200,000	$ 15,800,000	$ 15,900,000
Common Class A [Member]
Related Party Transaction [Line Items]
Total authorized stock repurchase amount		$ 34,200,000				$ 100,000,000
Common Class A [Member] | CC Finco, LLC [Member]
Related Party Transaction [Line Items]
Shares purchase amout during the period		5,000,000		111,291	1,553,971
Shares purchased during the period, value		$ 48,800,000		$ 692,887	$ 16,400,000
Subsequent Event | Common Class A [Member] | CC Finco, LLC [Member]
Related Party Transaction [Line Items]
Shares purchased during the period, value	$ 20,400,000
Additional shares purchased	2,000,000